Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements

As of December 31, 2025, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Property Management Costs	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
2026	4,896	485	56,399	6,264	3,878	71,922
2027	3,268	—	1,399	1,000	274	5,941
2028	2,957	—	350	—	88	3,395
2029	2,957	—	—	—	—	2,957
2030 and thereafter	3,194	—	—	—	—	3,194
Total	17,272	485	58,148	7,264	4,240	87,409